Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest and finance costs	$ 0	$ 948